Consolidated Statements of Operations (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue from related parties	$ 97	$ 654	$ 1,939